DEPOSITS - Schedule of Provision for Loss of Maintenance Reserves (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Breakdown of Security [Roll Forward]
Balances at the beginning of the period	R$ (725,591)	R$ (238,088)
Additions	(138,757)	(73,535)
Reversals	0	33,803
Utilization	237,765	77,036
Provision movement	99,008	37,304
Foreign currency exchange	42,828	25,963
Balances at the end of the period	R$ (583,755)	R$ (174,821)